Gains and Losses Information Related to Fair Value Hedges (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income- Derivatives	¥ (29,666)	¥ 801	¥ 396
Gains (losses) recorded in income- Hedged items	28,005	(1,112)	(475)
Gains (losses) recorded in income- Hedge ineffectiveness	0	0	0
Gains (losses) recorded in income- Net gain (loss) excluded from assessment of effectiveness	(1,661)	(311)	(79)
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income- Derivatives			44
Gains (losses) recorded in income- Hedged items			(81)
Gains (losses) recorded in income- Hedge ineffectiveness			0
Gains (losses) recorded in income- Net gain (loss) excluded from assessment of effectiveness			(37)
Equity-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income- Derivatives	(29,666)	801	352
Gains (losses) recorded in income- Hedged items	28,005	(1,112)	(394)
Gains (losses) recorded in income- Hedge ineffectiveness	0	0	0
Gains (losses) recorded in income- Net gain (loss) excluded from assessment of effectiveness	¥ (1,661)	¥ (311)	¥ (42)